LOANS - Schedule of Loans Held for Sale and Other Receivables (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Loans held for sale
Beginning balance	$ 395,922	$ 255,516	$ 255,516	$ 245,890
Transfers from held for sale to held for investment			0	(22,279)
Transfers from Held for Investment to Held for Sale		4,959	58,835	53,241
Purchases	2,221,013	1,566,219	1,972,209	1,541,757
Originations	2,561,856	2,409,864	3,164,966	1,978,144
Sales, net of repurchases	(4,466,689)	(3,466,079)	(4,659,777)	(3,250,098)
Principal payments	(324,568)	(324,043)	(411,268)	(294,657)
Change in fair value	656	16,461	4,778	333
Loans not yet repurchased	842	5,245	10,663	3,185
Ending balance	389,032	468,142	395,922	255,516
Loans held for investment
Beginning balance	0	61,337	61,337	117,364
Transfers from Held for Sale to Held for Investment				22,279
Transfers from Held for Investment to Held for Sale		(4,959)	(58,835)	(53,241)
Purchases	0	1,781	2,492	0
Originations	0	0	0	3,051
Sales, net of repurchases	0	0	0	0
Principal payments	0	(10,734)	(11,642)	(20,617)
Change in fair value	0	(6,104)	(6,648)	(7,499)
Loans not yet repurchased	0	0	0	0
Ending balance	$ 0	$ 53,529	$ 0	$ 61,337